UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		5201 East Terrace Drive
	        	Suite 380
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	8/13/2012

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	96

Form 13F Information Table Value Total:	152,004

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     1829    42940 SH       SOLE                    15125             27815
Affiliated Managers Group      COM              008252108     1071     9781 SH       SOLE                     9054               727
Agilent Technologies           COM              00846u101     1056    26916 SH       SOLE                    24730              2186
Air Products & Chemicals       COM              009158106     1536    19030 SH       SOLE                     7041             11989
Allstate                       COM              020002101     1918    54646 SH       SOLE                    18956             35690
American Express               COM              025816109     2371    40725 SH       SOLE                    35335              5390
Apache Corp                    COM              037411105     1236    14061 SH       SOLE                     4900              9161
Apple Computer                 COM              037833100     5105     8741 SH       SOLE                     7479              1262
Aruba Networks                 COM              043176106      985    65444 SH       SOLE                    60471              4973
BE Aerospace                   COM              073302101     1272    29137 SH       SOLE                    27005              2132
BHP Billiton LTD               COM              088606108     1510    23126 SH       SOLE                    19593              3533
Baraboo Bancorp                COM              067021105       75    18756 SH       SOLE                                      18756
Calgon Carbon Corp             COM              129603106      889    62532 SH       SOLE                    57254              5278
Cameron International          COM              13342B105      780    18270 SH       SOLE                    16871              1399
Celgene Corp                   COM              151020104     2245    34991 SH       SOLE                    30356              4635
CenturyLink                    COM              156700106     1651    41803 SH       SOLE                    15118             26685
Cerner Corp                    COM              156782104     1406    17010 SH       SOLE                    15904              1106
Cliffs Natural Resources       COM              18683K101     1054    21383 SH       SOLE                    19839              1544
Coach Inc                      COM              189754104     1724    29485 SH       SOLE                    25580              3905
Coca-Cola Co                   COM              191216100     2277    29116 SH       SOLE                    25163              3953
Cognizant Corp                 COM              192446102     1604    26735 SH       SOLE                    23475              3260
ConocoPhillips                 COM              20825C104     1402    25096 SH       SOLE                     8682             16414
Cummins Inc                    COM              231021106     2122    21895 SH       SOLE                    18683              3212
Cypress Semiconductor          COM              232806109      710    53734 SH       SOLE                    49760              3974
Deckers Outdoor                COM              243537107      582    13219 SH       SOLE                    11962              1257
Dicks's Sporting Goods         COM              253393102     1405    29273 SH       SOLE                    27128              2145
DirecTV                        COM              25490A101     2314    47397 SH       SOLE                    41015              6382
Dollar Tree Stores             COM              256746108     2635    48976 SH       SOLE                    42508              6468
EMC Corp                       COM              268648102     2292    89432 SH       SOLE                    76426             13006
Ecolab                         COM              278865100     1308    19086 SH       SOLE                    16202              2884
Evercore Partners              COM              29977A105      862    36833 SH       SOLE                    34111              2722
Express Scripts                COM              30219G108     2598    46541 SH       SOLE                    40467              6074
Exxon Mobil                    COM              30231G102     1756    20527 SH       SOLE                     7133             13394
Fastenal Co                    COM              311900104     2040    50616 SH       SOLE                    43617              6999
FirstEnergy Corp               COM              337932107     1933    39304 SH       SOLE                    13944             25360
Fluor Corporation              COM              343412102      759    15375 SH       SOLE                    14347              1028
Freeport McMoRan Copper & Gold COM              35671D857     1148    33708 SH       SOLE                    12388             21320
Fusion-io                      COM              36112J107      592    28360 SH       SOLE                    26262              2098
GNC Holdings                   COM              36191G107     1049    26760 SH       SOLE                    24796              1964
General Dynamics               COM              369550108     1549    23478 SH       SOLE                     8288             15190
General Electric               COM              369604103     1860    89263 SH       SOLE                    30902             58361
Google                         COM              38259P508     2508     4323 SH       SOLE                     3682               641
HMS Holdings                   COM              40425J101     1251    37544 SH       SOLE                    34864              2680
Hanesbrands                    COM              410345102      732    26386 SH       SOLE                    24173              2213
IDEX Corp                      COM              45167R104      985    25276 SH       SOLE                    23224              2052
Informatica Corp               COM              45666Q102      926    21864 SH       SOLE                    20173              1691
Intel Corp                     COM              458140100     2034    76328 SH       SOLE                    28118             48210
Intercontinental Exchange      COM              45865v100      686     5047 SH       SOLE                     4600               447
Invesco Ltd.                   COM              G491BT108     1640    72587 SH       SOLE                    25397             47190
J.P. Morgan Chase & Co         COM              46625H100     1459    40839 SH       SOLE                    14336             26503
Johnson & Johnson              COM              478160104     1681    24883 SH       SOLE                     8422             16461
Las Vegas Sands                COM              517834107     2019    46414 SH       SOLE                    40626              5788
Masimo Corp                    COM              574795100      719    32147 SH       SOLE                    29654              2493
Microchip Technology           COM              595017104     2251    68050 SH       SOLE                    58929              9121
Micron Technology              COM              595112103      605    95868 SH       SOLE                    87686              8182
Microsoft                      COM              594918104     2503    81833 SH       SOLE                    70598             11235
Molson Coors Brewing           COM              60871R209     1461    35110 SH       SOLE                    11435             23675
Molycorp                       COM              608753109      482    22361 SH       SOLE                    20563              1798
Molycorp Mand. Covertible PFD  COM              608753208      371     7138 SH       SOLE                     4908              2230
NYSE Euronext                  COM              629491101     1255    49055 SH       SOLE                    18435             30620
Nat'l Oilwell Varco            COM              637071101     1761    27335 SH       SOLE                    23755              3580
Newfield Exploration           COM              651290108      486    16589 SH       SOLE                    15406              1183
O'Reilly Automotive            COM              67103H107     1019    12159 SH       SOLE                    11259               900
Occidental Petroleum           COM              674599105     1969    22959 SH       SOLE                    19884              3075
Pfizer Inc                     COM              717081103     1804    78443 SH       SOLE                    26268             52175
Philip Morris Intl             COM              718172109     2262    25922 SH       SOLE                     8891             17031
Phillips 66 Company            COM              718546104      419    12592 SH       SOLE                     4388              8204
Potash Corp                    COM              73755L107     1926    44074 SH       SOLE                    38199              5875
Precision Castparts            COM              740189105     1357     8252 SH       SOLE                     7737               515
Procter & Gamble               COM              742718109     1122    18321 SH       SOLE                    15567              2754
Qualcomm                       COM              747525103     3552    63802 SH       SOLE                    56201              7601
Questcor Pharmaceuticals       COM              74835Y101     1386    26038 SH       SOLE                    24034              2004
Regal Beloit Corporation       COM              758750103      703    11289 SH       SOLE                    10420               869
Riverbed Technology            COM              768573107      561    34763 SH       SOLE                    32085              2678
SPDR Gold Shares               COM              78463V107     2161    13928 SH       SOLE                    12925              1003
Sapient                        COM              803062108      837    83116 SH       SOLE                    76740              6376
Schlumberger                   COM              806857108     2007    30927 SH       SOLE                    26560              4367
St. Jude Medical               COM              790849103     1796    45013 SH       SOLE                    15163             29850
Staples                        COM              855030102     1429   109505 SH       SOLE                    37070             72435
Starbucks Corp                 COM              855244109     1849    34675 SH       SOLE                    30010              4665
Starwood Hotels & Resorts      COM              85590a401     2222    41899 SH       SOLE                    36249              5650
Target Corp                    COM              87612E106     2000    34365 SH       SOLE                    11550             22815
Teva Pharmaceuticals           COM              881624209     1851    46920 SH       SOLE                    40826              6094
Travelers Companies            COM              89417E109     1803    28246 SH       SOLE                    10566             17680
United Rentals                 COM              911363109      947    27819 SH       SOLE                    25585              2234
Urban Outfitters               COM              917047102      728    26374 SH       SOLE                    24340              2034
V.F. Corp                      COM              918204108     2423    18160 SH       SOLE                     6638             11522
Weatherford Intl Inc           COM              H27013103      911    72167 SH       SOLE                    66933              5234
Wells Fargo                    COM              949746101     2045    61158 SH       SOLE                    20093             41065
iShares FTSE NAREIT Real Estat COM              464288521     1268    32126 SH       SOLE                    30134              1992
iShares MSCI Emerging Markets  COM              464287234     1725    44079 SH       SOLE                    40757              3322
iShares Russell 1000 Growth (I COM              464287614     4894    77407 SH       SOLE                    73292              4115
iShares Russell 1000 Index (IW COM              464287622      388     5165 SH       SOLE                     5165
iShares Russell 1000 Value (IW COM              464287598     5552    81381 SH       SOLE                    77466              3915
iShares Russell MidCap Growth  COM              464287481     2340    39526 SH       SOLE                    37393              2133
iShares S&P 500 Value          COM              464287408      418     6705 SH       SOLE                     5170              1535